Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2019

SPH-QTLY-0919
1.804875.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$3,200	$2,845
3.375% 8/15/26	23,910	21,910

TOTAL CONVERTIBLE BONDS		24,755

Nonconvertible Bonds - 89.0%
Aerospace - 3.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	23,305	24,386
Bombardier, Inc.:
6.125% 1/15/23 (a)	4,840	4,913
7.5% 12/1/24 (a)	17,425	17,964
7.5% 3/15/25 (a)	26,795	27,247
7.875% 4/15/27 (a)	14,695	14,879
BWX Technologies, Inc. 5.375% 7/15/26 (a)	17,650	18,268
TransDigm UK Holdings PLC 6.875% 5/15/26	4,400	4,488
TransDigm, Inc.:
6% 7/15/22	1,140	1,152
6.25% 3/15/26 (a)	21,960	23,031
6.375% 6/15/26	375	382
6.5% 7/15/24	24,635	25,312
6.5% 5/15/25	3,390	3,492
		165,514
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	27,046	28,669
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
3.875% 5/21/24	8,165	8,430
4.25% 4/15/21	3,835	3,895
5.75% 11/20/25	79,075	88,250
8% 11/1/31	14,710	19,660
		120,235
Broadcasting - 1.5%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,485	6,550
4.625% 7/15/24 (a)	7,295	7,509
5% 8/1/27 (a)	20,660	21,306
5.375% 4/15/25 (a)	22,450	23,292
5.375% 7/15/26 (a)	18,640	19,479
		78,136
Cable/Satellite TV - 6.8%
Altice SA 7.75% 5/15/22 (a)	2,937	2,999
Cablevision Systems Corp. 5.875% 9/15/22	1,195	1,270
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,805	7,844
5% 2/1/28 (a)	12,270	12,593
5.125% 2/15/23	5,350	5,424
5.125% 5/1/23 (a)	5,505	5,637
5.125% 5/1/27 (a)	19,220	19,821
5.5% 5/1/26 (a)	27,525	28,729
5.75% 9/1/23	6,260	6,385
5.75% 2/15/26 (a)	27,100	28,549
5.875% 4/1/24 (a)	21,945	22,795
5.875% 5/1/27 (a)	21,613	22,667
CSC Holdings LLC:
5.125% 12/15/21 (a)	3,060	3,060
5.125% 12/15/21 (a)	4,795	4,795
5.25% 6/1/24	1,550	1,618
5.375% 7/15/23 (a)	15,665	16,066
5.5% 5/15/26 (a)	33,500	35,008
5.5% 4/15/27 (a)	13,145	13,769
7.5% 4/1/28 (a)	4,650	5,121
7.75% 7/15/25 (a)	9,015	9,691
DISH DBS Corp.:
5% 3/15/23	5,810	5,607
5.875% 7/15/22	3,210	3,245
5.875% 11/15/24	3,220	2,995
6.75% 6/1/21	7,078	7,368
7.75% 7/1/26	16,115	15,712
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	1,500	1,532
5.5% 8/15/26 (a)	12,975	13,559
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	22,025	22,548
6% 1/15/27 (a)	2,185	2,216
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	29,250	29,945
		358,568
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	26,925	28,204
5.875% 10/15/24	15,040	16,243
		44,447
Chemicals - 2.7%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,483
10% 10/15/25	5,930	6,664
CF Industries Holdings, Inc.:
5.15% 3/15/34	12,645	12,487
5.375% 3/15/44	11,725	11,022
Element Solutions, Inc. 5.875% 12/1/25 (a)	17,055	17,353
OCI NV 6.625% 4/15/23 (a)	19,120	19,885
Olin Corp. 5.125% 9/15/27	2,240	2,252
The Chemours Co. LLC:
5.375% 5/15/27	8,480	7,462
6.625% 5/15/23	5,598	5,623
7% 5/15/25	6,965	6,832
TPC Group, Inc.:
8.75% 12/15/20 (a)	30,875	30,921
10.5% 8/1/24 (a)(c)	3,235	3,397
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	4,485	4,244
Valvoline, Inc.:
4.375% 8/15/25	1,515	1,526
5.5% 7/15/24	1,890	1,951
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,855	1,922
5.625% 10/1/24 (a)	1,800	1,944
		139,968
Consumer Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	685	711
Containers - 2.4%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	5,223	5,392
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	23,590	24,180
6% 2/15/25 (a)	24,075	24,857
7.25% 5/15/24 (a)	865	913
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,039
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	25,190	25,573
OI European Group BV 4% 3/15/23 (a)	3,160	3,176
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,190	6,376
5.375% 1/15/25 (a)	7,685	7,992
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	9,345	9,509
7% 7/15/24 (a)	9,560	9,871
Silgan Holdings, Inc. 4.75% 3/15/25	1,085	1,101
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)(c)	3,055	3,150
8.5% 8/15/27 (a)(c)	3,065	3,234
		127,363
Diversified Financial Services - 7.1%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,040	967
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	14,525	14,932
FLY Leasing Ltd.:
5.25% 10/15/24	28,219	28,933
6.375% 10/15/21	9,325	9,524
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,260	4,303
6% 8/1/20	7,730	7,730
6.25% 2/1/22	20,335	20,897
6.25% 5/15/26 (a)	11,870	12,212
6.375% 12/15/25	19,660	20,545
6.75% 2/1/24	10,400	10,795
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585	1,648
5.25% 11/15/24 (a)	9,755	10,045
5.375% 5/15/27 (a)	5,260	5,584
5.75% 8/15/25 (a)	3,285	3,424
Navient Corp.:
5% 10/26/20	2,165	2,210
5.5% 1/25/23	2,895	2,995
5.875% 10/25/24	260	267
6.125% 3/25/24	3,670	3,858
6.5% 6/15/22	10,660	11,350
6.625% 7/26/21	3,750	3,978
6.75% 6/25/25	10,695	11,176
6.75% 6/15/26	2,645	2,754
7.25% 1/25/22	6,745	7,335
7.25% 9/25/23	8,922	9,736
8% 3/25/20	9,007	9,288
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,720	4,891
5.25% 8/15/22 (a)	16,855	17,792
5.5% 2/15/24 (a)	19,018	20,545
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	939	987
Quicken Loans, Inc. 5.25% 1/15/28 (a)	24,725	25,034
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	11,070	10,932
6.875% 2/15/23 (a)	19,945	20,244
Springleaf Finance Corp.:
6.875% 3/15/25	8,390	9,385
7.125% 3/15/26	15,590	17,510
Tempo Acquisition LLC 6.75% 6/1/25 (a)	27,320	28,174
		371,980
Diversified Media - 0.8%
E.W. Scripps Co. 5.125% 5/15/25 (a)	3,220	3,210
MDC Partners, Inc. 6.5% 5/1/24 (a)	14,509	13,094
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	4,745	4,579
5.5% 10/1/21 (a)	305	306
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	19,950	19,919
		41,108
Energy - 15.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	7,005	7,373
California Resources Corp. 8% 12/15/22 (a)	41,930	29,351
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	4,170	4,540
5.875% 3/31/25	2,070	2,277
7% 6/30/24	35,268	40,118
Cheniere Energy Partners LP:
5.25% 10/1/25	54,450	56,425
5.625% 10/1/26	6,800	7,191
Chesapeake Energy Corp. 8% 1/15/25	26,690	22,820
Citgo Holding, Inc. 9.25% 8/1/24 (a)	5,320	5,539
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	19,465	19,660
Comstock Escrow Corp. 9.75% 8/15/26	20,100	15,025
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(d)	8,760	8,716
6.5% 5/15/26 (a)	10,120	10,019
6.875% 6/15/25 (a)	6,315	6,433
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	11,355	11,543
6.25% 4/1/23	14,085	14,332
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	13,458	13,626
DCP Midstream Operating LP 5.375% 7/15/25	17,295	18,355
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	8,530	6,248
9% 5/15/21 (a)	2,220	2,092
9.25% 3/31/22 (a)	16,080	14,110
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	2,250	2,329
5.75% 1/30/28 (a)	2,265	2,401
Ensco PLC:
4.5% 10/1/24	4,355	3,103
5.2% 3/15/25	2,345	1,677
7.75% 2/1/26	13,555	9,895
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	8,455	7,578
8% 11/29/24 (a)	19,435	12,876
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	22,545	23,440
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	15,960	15,282
5.75% 10/1/25 (a)	7,670	7,459
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	875	737
Jonah Energy LLC 7.25% 10/15/25 (a)	24,223	9,568
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	11,870	11,959
MEG Energy Corp.:
6.375% 1/30/23 (a)	9,070	8,594
7% 3/31/24 (a)	14,805	14,136
Nabors Industries, Inc.:
5.5% 1/15/23	1,297	1,213
5.75% 2/1/25	11,625	10,085
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	14,070	14,211
4.5% 9/15/27 (a)	365	367
Noble Holding International Ltd.:
5.25% 3/15/42	4,210	2,084
6.05% 3/1/41	4,160	2,184
7.875% 2/1/26 (a)	4,985	4,250
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	12,520	12,614
5.375% 1/15/25 (a)	6,235	6,313
5.625% 10/15/27 (a)	2,200	2,272
6.25% 6/1/24 (a)	925	959
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,895	17,534
7.25% 6/15/25	980	1,027
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,750	4,869
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	12,540	12,368
5.625% 11/15/23	10,235	9,851
Sanchez Energy Corp. 7.25% 2/15/23 (a)	32,765	26,703
SemGroup Corp.:
6.375% 3/15/25	25,955	24,917
7.25% 3/15/26	28,280	27,432
Southwestern Energy Co.:
7.5% 4/1/26	9,265	8,107
7.75% 10/1/27	6,305	5,472
Summit Midstream Holdings LLC 5.75% 4/15/25	33,744	29,020
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	6,535	6,647
5.5% 2/15/26	4,690	4,854
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	6,121
5.125% 2/1/25	470	484
5.25% 5/1/23	17,695	17,894
5.375% 2/1/27	470	489
5.875% 4/15/26	16,265	17,175
6.75% 3/15/24	3,235	3,348
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	7,325	7,332
5% 1/31/28 (a)	2,865	2,908
6.625% 6/15/25 (a)(b)	10,873	11,471
U.S.A. Compression Partners LP:
6.875% 4/1/26	11,952	12,431
6.875% 9/1/27 (a)	3,895	4,050
Weatherford International Ltd.:
5.95% 4/15/42 (e)	453	202
6.5% 8/1/36 (e)	4,545	2,045
7% 3/15/38 (e)	15,165	6,824
9.875% 2/15/24 (e)	5,560	2,627
Weatherford International, Inc.:
6.8% 6/15/37 (e)	4,355	1,960
9.875% 3/1/25 (e)	21,855	10,217
		789,758
Environmental - 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	21,703	21,772
Tervita Escrow Corp. 7.625% 12/1/21 (a)	9,710	9,904
		31,676
Food/Beverage/Tobacco - 4.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,472	15,472
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,265	8,472
ESAL GmbH 6.25% 2/5/23 (a)	26,230	26,689
JBS Investments GmbH 7.25% 4/3/24 (a)	14,800	15,355
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	25,265	26,086
5.875% 7/15/24 (a)	11,220	11,529
6.75% 2/15/28 (a)	19,525	20,989
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)(c)	14,310	14,292
6.5% 4/15/29 (a)	12,820	13,765
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	6,755	7,059
4.875% 11/1/26 (a)	1,570	1,629
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	1,330	1,373
Post Holdings, Inc.:
5% 8/15/26 (a)	8,175	8,349
5.5% 3/1/25 (a)	6,025	6,266
5.75% 3/1/27 (a)	5,265	5,456
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,305	4,413
Vector Group Ltd. 6.125% 2/1/25 (a)	36,880	34,946
		222,140
Gaming - 5.6%
Boyd Gaming Corp.:
6% 8/15/26	3,365	3,516
6.375% 4/1/26	2,050	2,163
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	46,725	46,622
Eldorado Resorts, Inc.:
6% 4/1/25	12,870	13,562
6% 9/15/26	2,380	2,570
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,465	13,389
5.375% 4/15/26	1,020	1,110
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	9,335	9,592
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,170	7,202
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	23,375	23,994
4.5% 1/15/28	1,460	1,458
5.625% 5/1/24	12,985	13,861
5.75% 2/1/27 (a)	4,490	4,845
MGM Mirage, Inc. 5.75% 6/15/25	7,925	8,567
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	12,070	12,257
Scientific Games Corp.:
5% 10/15/25 (a)	19,715	20,159
10% 12/1/22	10,032	10,459
Stars Group Holdings BV 7% 7/15/26 (a)	30,395	32,029
Station Casinos LLC 5% 10/1/25 (a)	1,675	1,707
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	13,005	12,875
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	3,060	3,190
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	13,560	13,899
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	22,015	22,029
5.5% 10/1/27 (a)	13,838	13,833
		294,888
Healthcare - 9.5%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	2,500	2,550
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	6,900	7,297
Community Health Systems, Inc.:
5.125% 8/1/21	35,730	35,373
6.25% 3/31/23	29,925	28,653
8% 3/15/26 (a)	8,640	8,284
8.625% 1/15/24 (a)	14,405	14,405
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,855	9,165
HCA Holdings, Inc.:
4.5% 2/15/27	2,615	2,779
5% 3/15/24	1,915	2,078
5.25% 6/15/26	5,495	6,099
5.375% 2/1/25	12,635	13,664
5.375% 9/1/26	4,615	4,996
5.875% 5/1/23	12,595	13,776
6.25% 2/15/21	7,735	8,105
Hologic, Inc.:
4.375% 10/15/25 (a)	5,820	5,845
4.625% 2/1/28 (a)	265	272
IMS Health, Inc.:
5% 10/15/26 (a)	3,785	3,955
5% 5/15/27 (a)	13,940	14,531
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	1,930	1,872
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,155	4,300
5.25% 8/1/26	8,422	8,738
5.5% 5/1/24	9,435	9,683
6.375% 3/1/24	4,705	4,940
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	17,855	18,120
Service Corp. International 5.125% 6/1/29	7,230	7,610
Teleflex, Inc. 4.875% 6/1/26	11,289	11,741
Tenet Healthcare Corp.:
4.375% 10/1/21	22,510	22,932
4.625% 7/15/24	1,015	1,034
5.125% 5/1/25	11,990	11,948
6.25% 2/1/27 (a)	7,895	8,171
6.75% 6/15/23	19,495	20,055
8.125% 4/1/22	53,615	57,234
THC Escrow Corp. III 7% 8/1/25	11,895	11,865
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	12,920	13,437
5.875% 5/15/23 (a)	4,592	4,625
6.125% 4/15/25 (a)	22,495	23,023
7% 3/15/24 (a)	16,220	17,112
8.5% 1/31/27 (a)	4,360	4,802
9% 12/15/25 (a)	6,475	7,231
9.25% 4/1/26 (a)	10,470	11,700
Vizient, Inc. 6.25% 5/15/27 (a)	1,215	1,291
Wellcare Health Plans, Inc.:
5.25% 4/1/25	13,015	13,506
5.375% 8/15/26 (a)	16,445	17,393
		496,190
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	21,305	21,838
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,285	10,437
5% 12/15/21	4,690	4,842
		37,117
Hotels - 1.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	23,165	23,831
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	26,180	27,197
Hilton Escrow Issuer LLC 4.25% 9/1/24	11,270	11,413
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	585	606
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,835	1,911
		64,958
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	4,775	4,984
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,560	12,468
		17,452
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	16,335	17,172
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	13,860	13,273
7.25% 5/15/22 (a)	2,784	2,805
7.25% 4/1/23 (a)	13,090	12,967
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,775	5,790
3.875% 3/15/23	10,995	11,019
6.875% 2/15/23	4,275	4,499
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	14,820	14,005
		64,358
Paper - 0.5%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	10,755	11,185
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	12,940	11,484
7.875% 7/15/26 (a)	2,765	2,502
NewPage Corp. 11.375% 12/31/2014 (e)(f)	30,721	0
		25,171
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	12,945	13,230
5% 10/15/25 (a)	4,730	4,825
Golden Nugget, Inc. 6.75% 10/15/24 (a)	23,040	23,717
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,865	15,348
		57,120
Services - 2.5%
APX Group, Inc.:
7.625% 9/1/23	12,470	9,754
7.875% 12/1/22	10,450	9,930
8.75% 12/1/20	1,863	1,770
Aramark Services, Inc.:
4.75% 6/1/26	12,650	12,982
5% 4/1/25 (a)	6,480	6,673
5.125% 1/15/24	3,350	3,435
Avantor, Inc. 6% 10/1/24 (a)	11,790	12,615
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	12,730	11,139
CDK Global, Inc.:
4.875% 6/1/27	715	739
5.25% 5/15/29 (a)	2,365	2,454
5.875% 6/15/26	9,010	9,584
Corrections Corp. of America:
4.125% 4/1/20	5,165	5,133
4.625% 5/1/23	2,500	2,377
5% 10/15/22	12,003	11,763
Frontdoor, Inc. 6.75% 8/15/26 (a)	4,165	4,436
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	3,850	3,932
Laureate Education, Inc. 8.25% 5/1/25 (a)	20,020	21,772
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,625	1,410
		131,898
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	7,915	8,301
Technology - 3.9%
Ascend Learning LLC:
6.875% 8/1/25 (a)	1,095	1,135
6.875% 8/1/25 (a)	10,420	10,798
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	8,850	9,149
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,315	4,547
First Data Corp. 5% 1/15/24 (a)	5,945	6,091
Gartner, Inc. 5.125% 4/1/25 (a)	525	540
Micron Technology, Inc. 5.5% 2/1/25	735	755
Nuance Communications, Inc. 5.625% 12/15/26	15,275	16,115
Open Text Corp. 5.875% 6/1/26 (a)	18,570	19,818
Qorvo, Inc. 5.5% 7/15/26	15,390	16,210
Sensata Technologies BV 5% 10/1/25 (a)	3,030	3,189
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465	492
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	40,900	43,802
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	10,440	10,858
Symantec Corp.:
4.2% 9/15/20	3,215	3,266
5% 4/15/25 (a)	30,899	31,527
TTM Technologies, Inc. 5.625% 10/1/25 (a)	27,100	26,423
		204,715
Telecommunications - 9.1%
Altice Financing SA:
6.625% 2/15/23 (a)	9,360	9,653
7.5% 5/15/26 (a)	30,650	32,106
Altice Finco SA:
7.625% 2/15/25 (a)	20,030	19,429
8.125% 1/15/24 (a)	5,140	5,307
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	13,855	14,496
7.5% 10/15/26 (a)	16,530	17,646
Citizens Utilities Co. 7.05% 10/1/46	22,955	11,879
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	3,860	4,024
Frontier Communications Corp. 8% 4/1/27 (a)	7,545	7,873
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	18,490	18,446
Level 3 Communications, Inc. 5.75% 12/1/22	1,680	1,693
Level 3 Financing, Inc.:
5.125% 5/1/23	26,890	27,025
5.375% 1/15/24	22,600	22,908
5.375% 5/1/25	3,845	3,960
Millicom International Cellular SA:
6% 3/15/25 (a)	1,815	1,883
6.625% 10/15/26 (a)	35,130	38,314
Neptune Finco Corp.:
6.625% 10/15/25 (a)	23,705	25,187
10.875% 10/15/25 (a)	2,345	2,671
Qwest Corp. 6.75% 12/1/21	910	977
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,245	3,350
SFR Group SA:
6.25% 5/15/24 (a)	4,181	4,317
7.375% 5/1/26 (a)	24,305	25,900
8.125% 2/1/27 (a)	4,660	5,074
Sprint Communications, Inc. 6% 11/15/22	31,960	33,958
Sprint Corp.:
7.125% 6/15/24	15,025	16,396
7.875% 9/15/23	37,185	41,322
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,525	1,554
5.125% 4/15/25	1,505	1,554
6% 4/15/24	10,590	11,053
6.375% 3/1/25	1,140	1,181
Telecom Italia Capital SA:
6% 9/30/34	5,085	5,161
6.375% 11/15/33	2,855	2,998
Telecom Italia SpA 5.303% 5/30/24 (a)	12,490	13,193
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	15,600	15,787
U.S. West Communications 7.25% 9/15/25	1,005	1,126
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	7,445	7,557
6.375% 5/15/25	18,050	18,504
		475,462
Transportation Ex Air/Rail - 0.8%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	19,015	20,205
5.25% 5/15/24 (a)	5,000	5,367
5.5% 1/15/23 (a)	13,090	13,995
		39,567
Utilities - 4.1%
Calpine Corp. 5.75% 1/15/25	10,695	10,638
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,205	1,250
DCP Midstream Operating LP 5.125% 5/15/29	14,000	14,420
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,476	2,652
Dynegy, Inc. 5.875% 6/1/23	1,315	1,345
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	15,435	15,821
7% 8/1/27 (a)	11,600	11,629
InterGen NV 7% 6/30/23 (a)	43,699	39,766
NRG Energy, Inc.:
5.25% 6/15/29 (a)	10,715	11,289
5.75% 1/15/28	4,255	4,532
6.625% 1/15/27	1,795	1,914
7.25% 5/15/26	1,000	1,080
NRG Yield Operating LLC 5% 9/15/26	3,590	3,590
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	19,713	21,166
Talen Energy Supply LLC:
6.5% 6/1/25	2,760	2,222
10.5% 1/15/26 (a)	18,795	17,667
The AES Corp.:
4.5% 3/15/23	1,040	1,066
4.875% 5/15/23	2,590	2,622
5.125% 9/1/27	2,655	2,811
6% 5/15/26	9,915	10,562
Vistra Operations Co. LLC:
5% 7/31/27 (a)	9,985	10,222
5.5% 9/1/26 (a)	24,185	25,273
		213,537

TOTAL NONCONVERTIBLE BONDS		4,668,179

TOTAL CORPORATE BONDS
(Cost $4,620,301)		4,692,934
	Shares	Value (000s)

Common Stocks - 0.5%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (f)(g)	27,176	175
Energy - 0.0%
Forbes Energy Services Ltd. (g)	47,062	92
Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (f)(g)	559,052	17,873
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	1	24
Utilities - 0.2%
Vistra Energy Corp.	429,352	9,214
TOTAL COMMON STOCKS
(Cost $28,889)		27,378

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $2,220)	2,220	2,673
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.4%
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5191% 8/19/23 (b)(d)	20,768	20,374
Energy - 0.3%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6161% 12/31/21 (b)(d)	4,570	4,577
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (b)(d)	7,090	6,746
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 5/7/25 (b)(d)	2,648	2,575
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2344% 3/1/24 (b)(d)	5,965	2,640

TOTAL ENERGY		16,538

Gaming - 0.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(d)	1,935	1,940
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (b)(d)	11,077	10,955
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 8/24/22 (b)(d)	634	635
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/17/24 (b)(d)	4,135	4,134
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(d)	85	84
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 6/13/24 (b)(d)	16,733	16,405
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.613% 6/21/24 (b)(d)	2,171	2,093

TOTAL SERVICES		18,582

Telecommunications - 1.0%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.99% 6/15/24 (b)(d)	27,491	27,148
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/22/24 (b)(d)	1,570	1,571
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 2/1/24 (b)(d)	20,744	20,502
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.325% 8/14/26 (b)(d)	5,360	5,329

TOTAL TELECOMMUNICATIONS		54,550

TOTAL BANK LOAN OBLIGATIONS
(Cost $128,358)		127,708

Preferred Securities - 2.5%
Banks & Thrifts - 2.3%
Bank of America Corp.:
5.2% (b)(h)	26,155	26,743
5.875% (b)(h)	1,305	1,389
6.25% (b)(h)	19,340	21,103
6.5% (b)(h)	635	707
Barclays PLC:
7.75% (b)(h)	3,655	3,724
7.875% (Reg. S) (b)(h)	22,990	23,910
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	17,270	17,551
8.625% (b)(h)	3,940	4,191
Wells Fargo & Co. 5.9% (b)(h)	21,090	22,382

TOTAL BANKS & THRIFTS		121,700

Energy - 0.2%
Andeavor Logistics LP 6.875% (b)(h)	1,940	1,940
DCP Midstream Partners LP 7.375% (b)(h)	2,715	2,673
Summit Midstream Partners LP 9.5% (b)(h)	5,320	3,977

TOTAL ENERGY		8,590

TOTAL PREFERRED SECURITIES
(Cost $127,803)		130,290
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund 2.43% (i)
(Cost $223,461)	223,437,330	223,482
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $5,131,032)		5,204,465
NET OTHER ASSETS (LIABILITIES) - 0.7%		38,697
NET ASSETS - 100%		$5,243,162

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,768,940,000 or 52.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,135
Total	$1,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.